Condensed Interim Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Total	Share Capital	Contributed Surplus	Accumulated Other Comprehensive (Loss) Income	Accumulated Deficit
Beginning balance at Apr. 30, 2024	$ 35,678	$ 119,773	$ 12,387	$ 2,078	$ (98,560)
Beginning balance, shares at Apr. 30, 2024		26,944,500
Shares issued pursuant to conversion of convertible debentures	1,033	$ 1,033
Shares issued pursuant to conversion of convertible debentures, shares		1,397,320
Shares issued pursuant to ATM	1,507	$ 1,507
Shares issued pursuant to ATM, shares		1,946,299
Share-based expense	322		322
Comprehensive loss for the period	(5,863)			689	(6,552)
Ending balance at Oct. 31, 2024	32,677	$ 122,313	12,709	2,767	(105,112)
Ending balance, shares at Oct. 31, 2024		30,288,119
Beginning balance at Jul. 31, 2024	32,841	$ 120,264	12,539	2,597	(102,559)
Beginning balance, shares at Jul. 31, 2024		27,302,260
Shares issued pursuant to conversion of convertible debentures	1,033	$ 1,033
Shares issued pursuant to conversion of convertible debentures, shares		1,397,320
Shares issued pursuant to ATM	1,016	$ 1,016
Shares issued pursuant to ATM, shares		1,588,539
Share-based expense	170		170
Comprehensive loss for the period	(2,383)			170	(2,553)
Ending balance at Oct. 31, 2024	32,677	$ 122,313	12,709	2,767	(105,112)
Ending balance, shares at Oct. 31, 2024		30,288,119
Beginning balance at Apr. 30, 2025	23,626	$ 136,371	12,833	3,216	(128,794)
Beginning balance, shares at Apr. 30, 2025		46,154,118
Shares issued pursuant to conversion of convertible debentures, shares		3,194
Shares issued pursuant to ATM	(126)	$ (126)
Share-based expense	207		207
Sale of Europe B.V.	11	(3)			14
Comprehensive loss for the period	(6,013)			141	(6,154)
Ending balance at Oct. 31, 2025	17,705	$ 136,242	13,040	3,357	(134,934)
Ending balance, shares at Oct. 31, 2025		46,157,312
Beginning balance at Jul. 31, 2025	20,744	$ 136,323	12,888	3,286	(131,753)
Beginning balance, shares at Jul. 31, 2025		46,154,118
Shares issued pursant to conversion RSU		3,194
Shares issued pursuant to ATM	(77)	$ (77)
Share-based expense	152		152
Sale of Europe B.V.	10	(4)			14
Comprehensive loss for the period	(3,124)			71	(3,195)
Ending balance at Oct. 31, 2025	$ 17,705	$ 136,242	$ 13,040	$ 3,357	$ (134,934)
Ending balance, shares at Oct. 31, 2025		46,157,312